Profit/Loss from Participations in Group Companies (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit/Loss from Participations in Group Companies
Profit on liquidation of subsidiaries	kr 4
Impairment of participations in Group companies	0	kr (3,739)
Reversal of impairment of receivables within the Group companies	0	300
Total	kr 4	kr (3,439)